Borrowings (Summary of the Scheduled Maturities of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Year
2019	$ 15,000
2020
2021
2022
2023
Thereafter
Long-term debt, total	$ 15,000	$ 25,000
Weighted Average Interest Rate
2019	1.59%
2020
2021
2022
2023
Thereafter
Weighted average interest rate	1.59%